SUBSEQUENT EVENTS (Details)											1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 23, 2015 $ / shares shares	Oct. 12, 2015 $ / shares shares	Oct. 02, 2015 USD ($) shares	Oct. 01, 2015 $ / shares shares	Sep. 30, 2015 $ / shares shares	Sep. 28, 2015	Jul. 20, 2015 USD ($)	Jul. 02, 2015 shares	Mar. 12, 2015 shares	Nov. 09, 2012 shares	Jul. 20, 2015 USD ($)	Jun. 30, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 $ / shares shares	Jan. 17, 2016 $ / shares	Aug. 17, 2015
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)										74,669
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)												126,500	246,255	113,171
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares												$ 6.88	$ 6.500	$ 11.585
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued (in Shares)								5,013,366	47,646
Debt Instrument, Face Amount (in Dollars) | $							$ 550,000				$ 550,000
Proceeds from Issuance of Debt (in Dollars) | $							$ 500,000
Debt Instrument, Maturity Period							1 year
Debt Instrument, Interest Rate, Stated Percentage															10.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares															$ 7.6335
Subsequent Event, Description			The July 2015 Note may be prepaid at any time by the Company (i) in shares of common stock of the Company at a 20% discount to the average of the three daily volume weighted average prices of the Company's common stock for the prior three trading days (the “Prepayment Price”), provided the Company is then and for a period prior thereto in compliance with certain equity conditions and/or (ii) in cash at a 120% premium to the amount then outstanding.
Debt Instrument, Prepayment, Discount Rate											20.00%
Debt Instrument, Convertible, Threshold Consecutive Trading Days											3 days
Debt Instrument, Cash Prepayment, Premium Rate											120.00%
Royalty Fee, Percentage																4.125%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)					10,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares					$ 5.14
Stock Issued During Period, Shares, New Issues (in Shares)			482,500
Proceeds from Issuance or Sale of Equity (in Dollars) | $			$ 1,871,888
Other Commitments, Description			paid the placement agent cash commissions equal to 8% of the gross proceeds of the offering and also reimbursed the placement agent for its out of pocket expenses
Subsequent Event [Member] | Consultants [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	2,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 2.86
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Subsequent Event [Member] | Yelp Settlement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Loss Contingency, Settlement Agreement, Terms						Yelp has agreed to purchase 4,000 KIOSentrix beacons.
Chief Executive Officer [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)													2,000
Chief Executive Officer [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)				32,864
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares				$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Employees [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		5,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares		$ 3.90
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Number of Employees		2